Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
THIRD QUARTER REPORT
December 31, 2022 (Unaudited)
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | Third Quarter Report 2022 |
Common Stocks - 95 .8%
Issuer Shares Value ($)
Australia - 0.4%
AngloGold Ashanti Ltd. 32,362 626,185
Brazil - 6.4%
3R PETROLEUM OLEO E GAS SA
(a)
16,826 120,305
Ambev SA 126,014 346,555
Americanas SA 1,155 2,111
B3 SA - Brasil Bolsa Balcao 406,162 1,016,222
Banco BTG Pactual SA 141,667 642,361
Banco do Brasil SA 123,038 809,339
Banco Santander Brasil SA 146,804 783,826
Caixa Seguridade Participacoes S/A 78,392 123,978
Cia Siderurgica Nacional SA 57,297 157,900
Embraer SA
(a)
72,015 195,186
Hapvida Participacoes e Investimentos
SA
(a),(b)
274,374 263,994
Localiza Rent a Car SA 24,511 246,979
Lojas Renner SA 46,258 179,433
Magazine Luiza SA
(a)
9,285 4,819
Natura & Co. Holding SA 1,851 4,070
Pet Center Comercio e Participacoes SA 70,696 83,822
Petro Rio SA
(a)
30,976 218,309
Rede D'Or Sao Luiz SA
(b)
19,818 111,031
Suzano SA 36,912 337,257
TOTVS SA 37,102 194,092
Vale SA 172,975 2,911,884
WEG SA 70,430 513,710
Total 9,267,183
Chile - 0.4%
Empresas Copec SA 66,347 492,881
China - 0.0%
Silergy Corp. 3,104 44,082
Colombia - 0.2%
Grupo Argos SA/Colombia 837 1,638
Grupo de Inversiones Suramericana SA 24,645 213,470
Interconexion Electrica SA ESP 25,296 109,554
Total 324,662
Czech Republic - 0.2%
CEZ AS 3,740 127,244
Komercni Banka AS 5,886 170,349
Total 297,593
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 12,421 86,136
OTP Bank Nyrt 11,138 300,107
Richter Gedeon Nyrt 7,228 159,887
Total 546,130
India - 18.8%
Adani Ports & Special Economic Zone Ltd. 57,852 572,087
Adani Power Ltd.
(a)
33,316 120,631
Axis Bank Ltd. 122,856 1,386,641
Bandhan Bank Ltd.
(a),(b)
30,968 87,667
Bharat Petroleum Corp. Ltd. 30,795 123,024
Bharti Airtel Ltd. 97,721 952,168
BSE Ltd. 11,539 76,001
Cipla Ltd. 28,233 367,186
Coal India Ltd. 89,234 242,743
HDFC Bank Ltd. ADR 60,912 4,166,990
HDFC Life Insurance Co. Ltd.
(b)
31,320 214,371
Hindalco Industries Ltd. 51,713 295,882
ICICI Bank Ltd. ADR 163,955 3,588,975
IDBI Bank Ltd.
(a)
322,722 212,014
Indian Hotels Co. Ltd. 60,483 232,962
Common Stocks (continued)
Issuer Shares Value ($)
IndusInd Bank Ltd. 30,418 448,604
Infosys Ltd. ADR 169,480 3,052,335
ITC Ltd. 298,455 1,196,093
Jubilant Foodworks Ltd. 29,877 184,560
Kotak Mahindra Bank Ltd. 59,985 1,324,883
NTPC Ltd. 165,937 333,860
Oil & Natural Gas Corp. Ltd. 137,711 244,278
Power Grid Corp of India Ltd. 101,207 261,428
Reliance Industries Ltd. GDR
(b)
58,751 3,613,186
State Bank of India GDR 16,948 1,257,542
Tata Motors Ltd. ADR
(a)
27,235 629,401
Tata Power Co. Ltd. (The) 73,883 185,489
Tata Steel Ltd. 325,350 443,016
Vedanta Ltd. 139,534 520,153
Vodafone Idea Ltd.
(a)
925,062 88,335
Wipro Ltd. 68,018 322,907
Zee Entertainment Enterprises Ltd. 57,836 167,817
Zomato Ltd.
(a)
144,941 103,892
Total 27,017,121
Indonesia - 3.3%
PT Adaro Energy Indonesia Tbk 719,945 178,050
PT Astra International Tbk 1,436,164 525,848
PT Bank Central Asia Tbk 3,405,320 1,870,274
PT Bank Jago Tbk
(a)
258,825 61,849
PT Bank Mandiri Persero Tbk 1,799,743 1,147,419
PT Bank Rakyat Indonesia Persero Tbk 49,671 15,762
PT Elang Mahkota Teknologi Tbk 856,417 56,663
PT Merdeka Copper Gold Tbk
(a)
469,987 124,384
PT Telkom Indonesia Persero Tbk 3,143,807 757,300
Total 4,737,549
Kuwait - 1.2%
Agility Public Warehousing Co KSC 106,560 250,688
Gulf Bank KSCP 187,808 192,687
Humansoft Holding Co KSC 15,836 182,136
Kuwait Finance House KSCP 172,032 462,612
Kuwait Telecommunications Co. 117,518 224,630
National Bank of Kuwait SAKP 100,559 354,199
Total 1,666,952
Malaysia - 3.1%
CIMB Group Holdings Bhd 81,540 107,362
Dialog Group Bhd 699,417 389,006
Genting Malaysia Bhd 234,175 143,004
IHH Healthcare Bhd 589,824 832,850
Inari Amertron Bhd 324,261 192,127
Malayan Banking Bhd 156,340 308,776
Malaysia Airports Holdings Bhd
(a)
15,500 23,083
Petronas Dagangan Bhd 136,795 714,253
Public Bank Bhd 114,414 112,206
Sime Darby Plantation Bhd 48,700 51,409
Tenaga Nasional Bhd 719,099 1,572,060
Top Glove Corp. Bhd
(a)
124,000 25,476
Total 4,471,612
Mexico - 4.0%
America Movil SAB de CV Series L 325,558 295,366
Arca Continental SAB de CV 29,612 240,455
Cemex SAB de CV Series CPO
(a)
788,503 318,845
Controladora Vuela Cia de Aviacion SAB de
CV
Class A
(a)
32,090 26,858
Fomento Economico Mexicano SAB de CV
Series UBD 66,111 514,409

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2022 (Unaudited)
Columbia EM Core ex-China ETF | Third Quarter Report 2022 | 3
Common Stocks (continued)
Issuer Shares Value ($)
Grupo Aeroportuario del Centro Norte SAB
de CV 21,362 164,507
Grupo Aeroportuario del Pacifico SAB de CV
Class B
18,112 259,450
Grupo Aeroportuario del Sureste SAB de CV
Class B
8,569 199,925
Grupo Bimbo SAB de CV Series A 169,640 716,958
Grupo Financiero Banorte SAB de CV
Class O
115,799 831,387
Grupo Mexico SAB de CV Series B 199,238 699,425
Grupo Televisa SAB Series CPO 3,210 2,919
Prologis Property Mexico SA de CV 67,350 192,954
Regional SAB de CV 22,157 159,282
Wal-Mart de Mexico SAB de CV 325,294 1,144,949
Total 5,767,689
Philippines - 1.6%
ACEN Corp. 1,051,514 143,781
Ayala Corp. 31,425 391,914
Ayala Land, Inc. 318,843 176,221
International Container Terminal Services,
Inc. 12,870 46,189
JG Summit Holdings, Inc. 159,647 144,098
Manila Electric Co. 84,437 452,735
SM Investments Corp. 50,822 820,776
SM Prime Holdings, Inc. 269,226 171,505
Total 2,347,219
Poland - 1.0%
Powszechna Kasa Oszczednosci Bank
Polski SA 83,930 579,593
Powszechny Zaklad Ubezpieczen SA 98,975 799,246
Total 1,378,839
Russia - 0.0%
Gazprom PJSC
(c),(d)
251,024 0
LUKOIL PJSC
(c),(d)
14,277 0
MMC Norilsk Nickel PJSC ADR
(c),(d)
19,108 0
Mobile TeleSystems PJSC ADR
(a),(c),(d)
49,482 0
Total 0
South Africa - 6.4%
Absa Group Ltd. 16,716 190,493
Anglo American Platinum Ltd. 4,621 386,974
Bid Corp. Ltd. 40,077 776,926
Bidvest Group Ltd. (The) 59,707 752,312
Capitec Bank Holdings Ltd. 3,393 370,622
FirstRand Ltd. 359,215 1,311,457
Gold Fields Ltd. 51,958 537,902
Harmony Gold Mining Co. Ltd. 36,494 126,115
Impala Platinum Holdings Ltd. 37,848 474,107
Mr Price Group Ltd. 13,340 124,611
MTN Group Ltd. 77,396 579,048
Naspers Ltd.
Class N
8,798 1,460,390
Sasol Ltd. 23,264 368,382
Shoprite Holdings Ltd. 68,901 915,170
Sibanye Stillwater Ltd. 144,164 378,902
Standard Bank Group Ltd. 28,385 279,913
Thungela Resources Ltd. 7,659 129,035
Total 9,162,359
South Korea - 17.4%
Celltrion Healthcare Co. Ltd. 4,473 205,167
Celltrion, Inc. 6,498 824,806
DB HiTek Co. Ltd.
(a)
4,975 146,162
Doosan Enerbility Co. Ltd.
(a)
17,960 218,730
Ecopro BM Co. Ltd. 281 20,467
Common Stocks (continued)
Issuer Shares Value ($)
Hana Financial Group, Inc. 23,849 793,081
HLB, Inc.
(a)
5,051 113,448
HMM Co. Ltd.
(a)
19,977 308,858
HYBE Co. Ltd.
(a)
1,834 251,640
Hyundai Mobis Co. Ltd. 3,506 555,914
Hyundai Motor Co. 8,109 968,334
Kakao Corp. 16,382 687,927
KakaoBank Corp.
(a)
10,074 193,593
KB Financial Group, Inc. 26,878 1,030,908
Kia Corp.
(a)
15,222 713,851
Krafton, Inc.
(a)
1,156 153,585
L&F Co. Ltd.
(a)
854 117,176
LG Chem Ltd.
(a)
1,837 871,649
LG Electronics, Inc. 9,038 618,258
LG Energy Solution Ltd.
(a)
1,164 400,887
LG Innotek Co. Ltd.
(a)
446 89,059
NAVER Corp. 7,233 1,015,308
POSCO Holdings, Inc. 4,712 1,030,342
Samsung Electro-Mechanics Co. Ltd.
(a)
7,466 770,512
Samsung Electronics Co. Ltd. 193,413 8,458,473
Samsung Engineering Co. Ltd.
(a)
9,155 161,090
Samsung SDI Co. Ltd. 2,943 1,375,495
Shinhan Financial Group Co. Ltd. 34,214 952,418
SK Hynix, Inc. 25,306 1,500,949
SK Innovation Co. Ltd.
(a)
2,042 248,690
SK Telecom Co. Ltd. 4,054 151,965
Wemade Co. Ltd. 186 4,641
Woori Financial Group, Inc. 14,324 130,836
Total 25,084,219
Taiwan - 25.3%
Accton Technology Corp. 17,108 130,527
Acer, Inc. 196,251 150,370
Advantech Co. Ltd. 16,324 175,798
Alchip Technologies Ltd. 4,088 104,809
ASE Technology Holding Co. Ltd. 95,242 290,974
Asia Vital Components Co. Ltd. 41,151 149,954
Asustek Computer, Inc. 18,654 162,958
AUO Corp. 369,841 180,495
Catcher Technology Co. Ltd. 86,327 474,671
Cathay Financial Holding Co. Ltd. 111,620 145,265
Chailease Holding Co. Ltd. 35,009 247,172
Chang Hwa Commercial Bank Ltd. 1,184,388 660,873
China Airlines Ltd. 115,217 71,225
China Development Financial Holding Corp. 287,270 117,766
China Steel Corp. 724,264 702,220
Chipbond Technology Corp. 380,394 710,404
Chunghwa Telecom Co. Ltd. 309,410 1,137,555
CTBC Financial Holding Co. Ltd. 1,188,527 854,596
Delta Electronics, Inc. 64,258 598,979
E Ink Holdings, Inc. 27,050 141,694
E.Sun Financial Holding Co. Ltd. 295,245 231,024
eMemory Technology, Inc. 4,293 186,467
Eva Airways Corp. 288,455 264,190
Far Eastern New Century Corp. 939,278 974,865
Far EasTone Telecommunications Co. Ltd. 301,212 645,829
Faraday Technology Corp. 15,554 72,114
Formosa Chemicals & Fibre Corp. 177,172 406,391
Formosa Petrochemical Corp. 173,445 453,145
Formosa Plastics Corp. 312,454 882,400
Fubon Financial Holding Co. Ltd. 138,457 253,620
Gigabyte Technology Co. Ltd. 35,614 123,404
Hon Hai Precision Industry Co. Ltd. 527,615 1,714,914

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2022 (Unaudited)
4 Columbia EM Core ex-China ETF | Third Quarter Report 2022 |
Common Stocks (continued)
Issuer Shares Value ($)
Innolux Corp. 461,929 166,072
Largan Precision Co. Ltd. 6,210 412,175
Lite-On Technology Corp. 89,738 186,276
Makalot Industrial Co. Ltd. 71,308 540,572
MediaTek, Inc. 60,795 1,236,254
Mega Financial Holding Co. Ltd. 184,652 182,336
Nan Ya Plastics Corp. 503,100 1,162,177
Novatek Microelectronics Corp. 23,834 244,656
PharmaEssentia Corp.
(a)
5,397 83,759
President Chain Store Corp. 62,018 548,841
Taiwan Business Bank 2,049,454 863,511
Taiwan Mobile Co. Ltd. 292,108 900,022
Taiwan Semiconductor Manufacturing Co.
Ltd. 976,810 14,253,853
Unimicron Technology Corp. 52,303 204,206
Uni-President Enterprises Corp. 388,741 842,353
United Microelectronics Corp.
(a)
493,885 654,003
Walsin Lihwa Corp. 110,001 168,927
Wan Hai Lines Ltd. 14,926 38,899
Wiwynn Corp. 4,496 116,585
Yang Ming Marine Transport Corp. 92,105 196,284
Total 36,418,429
Thailand - 4.6%
Bangkok Expressway & Metro PCL NVDR 676,857 191,517
Banpu PCL NVDR 46,000 18,195
BTS Group Holdings PCL NVDR 3,633,987 881,348
Bumrungrad Hospital PCL NVDR 31,229 191,152
Central Retail Corp PCL NVDR 152,238 203,292
Charoen Pokphand Foods PCL NVDR 223,771 160,229
CP ALL PCL NVDR 440,998 869,009
Delta Electronics Thailand PCL NVDR 23,800 570,348
Energy Absolute PCL NVDR 57,435 160,854
Global Power Synergy PCL NVDR 11,700 24,660
Gulf Energy Development PCL NVDR 237,200 378,383
Home Product Center PCL NVDR 1,672,113 748,311
Kasikornbank PCL NVDR 33,284 141,746
Krung Thai Bank PCL NVDR 294,636 150,572
Minor International PCL NVDR
(a)
156,291 145,529
SCB X PCL 199,489 616,293
Siam Cement PCL (The) 45,601 450,283
Thai Oil PCL NVDR 66,708 108,339
Thai Union Group PCL NVDR 1,095,929 534,754
Tisco Financial Group PCL NVDR 1,200 3,439
True Corp PCL NVDR 801,389 111,989
Total 6,660,242
Turkey - 1.1%
Eregli Demir ve Celik Fabrikalari TAS 106,084 233,822
Turk Hava Yollari AO
(a)
60,375 454,437
Turkiye Petrol Rafinerileri AS
(a)
30,741 870,197
Total 1,558,456
Total Common Stocks
(Cost: $ 146,657,002 ) 137,869,402
Preferred Stocks - 3 .6%
Issuer Shares Value ($)
Brazil - 3.3%
Azul SA Preference Shares
(a)
2,490 5,193
Banco Bradesco SA Preference Shares 340,048 975,752
Gerdau SA Preference Shares 54,012 300,456
Itau Unibanco Holding SA Preference Shares 296,587 1,404,361
Itausa SA Preference Shares 546,938 881,565
Preferred Stocks (continued)
Issuer Shares Value ($)
Petroleo Brasileiro SA Preference Shares 236,924 1,099,415
Total 4,666,742
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 6,101 491,260
Total Preferred Stocks
(Cost: $ 5,554,484 ) 5,158,002
Right - 0.0%
Issuer Shares Value ($)
Brazil - 0.0%
Localiza Rent a Car SA, expiring 2/01/23
(a)
104 212
Total Rights
(Cost: $ 0 ) 212
Total Investments in Securities
(Cost: $152,211,486) 143,027,616
Other Assets & Liabilities, Net 853,320
Net Assets 143,880,936

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2022 (Unaudited)
Columbia EM Core ex-China ETF | Third Quarter Report 2022 | 5
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2022, the total value of these securities amounted to $4,290,249, which represents 2.98% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2022, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
6 Columbia Emerging Markets Consumer ETF | Third Quarter Report 2022
Common Stocks - 99 .9%
Issuer Shares Value ($)
Brazil - 4.3%
Raia Drogasil SA 306,597 1,377,429
Telefonica Brasil SA 123,876 899,786
Vibra Energia SA 375,836 1,106,918
Total 3,384,133
China - 42.2%
Alibaba Group Holding Ltd. ADR
(a)
39,832 3,508,801
ANTA Sports Products Ltd. 71,499 937,142
Baidu, Inc. ADR
(a)
16,697 1,909,803
Bilibili, Inc. ADR
(a)
10,598 251,067
BYD Co. Ltd.
Class H
55,952 1,380,708
China Mengniu Dairy Co. Ltd.
(a)
207,156 939,573
China Resources Beer Holdings Co. Ltd. 100,446 702,033
China Tower Corp. Ltd.
Class H
(b)
3,109,692 334,677
Geely Automobile Holdings Ltd. 295,452 431,541
Great Wall Motor Co. Ltd.
Class H
198,081 257,849
Guangzhou Automobile Group Co. Ltd.
Class
H
187,757 126,535
Haier Smart Home Co. Ltd.
Class H
158,701 540,868
Hengan International Group Co. Ltd. 43,067 228,717
JD.com, Inc. ADR 60,196 3,378,801
Kuaishou Technology
(a),(b)
119,167 1,084,801
Li Ning Co. Ltd. 154,322 1,339,575
Meituan
Class B
(a),(b)
163,548 3,660,733
NetEase, Inc. ADR 25,382 1,843,495
Nongfu Spring Co. Ltd.
Class H
(b)
123,664 698,734
Pinduoduo, Inc. ADR
(a)
31,242 2,547,785
Tencent Holdings Ltd. 91,323 3,908,018
Tencent Music Entertainment Group ADR
(a)
32,673 270,532
Tingyi Cayman Islands Holding Corp. 116,385 205,483
Tsingtao Brewery Co. Ltd.
Class H
35,270 348,409
Vipshop Holdings Ltd. ADR
(a)
19,645 267,958
Want Want China Holdings Ltd. 366,659 245,224
Yum China Holdings, Inc. 28,015 1,531,020
Zhongsheng Group Holdings Ltd. 38,247 196,749
Total 33,076,631
Greece - 0.5%
Hellenic Telecommunications Organization
SA 24,468 380,995
India - 20.3%
Avenue Supermarts Ltd.
(a),(b)
30,275 1,488,957
Hero MotoCorp Ltd. 27,203 900,580
Hindustan Unilever Ltd. 107,194 3,318,375
ITC Ltd. 632,574 2,535,113
Mahindra & Mahindra Ltd. GDR 196,360 2,955,218
Maruti Suzuki India Ltd. 28,838 2,926,187
Nestle India Ltd. 7,588 1,798,264
Total 15,922,694
Indonesia - 3.3%
PT Astra International Tbk 2,773,666 1,015,570
PT Telkom Indonesia Persero Tbk 6,529,453 1,572,857
Total 2,588,427
Kuwait - 1.1%
Mobile Telecommunications Co. KSCP 472,081 868,425
Mexico - 3.0%
Fomento Economico Mexicano SAB de CV
Series UBD 125,262 974,662
Grupo Televisa SAB Series CPO 177,435 161,344
Wal-Mart de Mexico SAB de CV 330,826 1,164,420
Total 2,300,426
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC GDR
(a),(c),(d)
2 0
Magnit PJSC
(a),(c),(d)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d)
86,390 0
Yandex NV
Class A
(a),(c),(d)
66,463 0
Total 0
Saudi Arabia - 5.4%
Almarai Co. JSC 44,134 628,305
Etihad Etisalat Co. 65,514 605,804
Saudi Telecom Co. 305,356 2,973,930
Total 4,208,039
South Africa - 3.1%
Shoprite Holdings Ltd. 103,353 1,372,775
Vodacom Group Ltd. 142,489 1,027,529
Total 2,400,304
Taiwan - 11.5%
Chunghwa Telecom Co. Ltd. 761,209 2,798,608
Far EasTone Telecommunications Co. Ltd. 324,641 696,063
Hotai Motor Co. Ltd. 70,577 1,350,206
President Chain Store Corp. 113,580 1,005,149
Taiwan Mobile Co. Ltd. 351,048 1,081,624
Uni-President Enterprises Corp. 970,860 2,103,733
Total 9,035,383
Thailand - 3.3%
Advanced Info Service PCL 151,103 850,731
CP ALL PCL 591,492 1,165,565
Thai Beverage PCL 1,136,828 580,620
Total 2,596,916
United Arab Emirates - 1.9%
Emirates Telecommunications Group Co.
PJSC 236,876 1,474,408
Total Common Stocks
(Cost: $ 87,713,793 ) 78,236,781
Total Investments in Securities
(Cost: $87,713,793) 78,236,781
Other Assets & Liabilities, Net 87,010
Net Assets 78,323,791

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
December 31, 2022 (Unaudited)
Columbia Emerging Markets Consumer ETF | Third Quarter Report 2022 7
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2022, the total value of these securities amounted to $7,267,902, which represents 9.28% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2022, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia India Consumer ETF | Third Quarter Report 2002 |
Notes to Consolidated Portfolio of Investments
Common Stocks - 103 .6%
Issuer Shares Value ($)
Consumer Discretionary - 56.7%
Bajaj Auto Ltd. 76,207 3,330,936
Balkrishna Industries Ltd. 57,231 1,474,357
Bharat Forge Ltd. 167,587 1,782,322
Bosch Ltd. 6,179 1,289,442
Eicher Motors Ltd. 94,131 3,672,565
FSN E-Commerce Ventures Ltd.
(a)
477,117 893,044
Hero MotoCorp Ltd. 92,564 3,064,413
Jubilant Foodworks Ltd. 273,630 1,690,301
Mahindra & Mahindra Ltd. 355,002 5,360,432
Maruti Suzuki India Ltd. 36,727 3,726,683
Page Industries Ltd. 3,602 1,865,076
Relaxo Footwears Ltd. 33,932 373,260
Samvardhana Motherson International Ltd. 1,452,926 1,302,242
Sona Blw Precision Forgings Ltd.
(b)
117,136 593,963
Tata Motors Ltd.
(a)
623,833 2,925,372
Titan Co. Ltd. 104,610 3,284,473
TVS Motor Co. Ltd. 143,580 1,883,739
Zomato Ltd.
(a)
1,964,256 1,407,958
Total 39,920,578
Consumer Staples - 46.9%
Avenue Supermarts Ltd.
(a),(b)
62,124 3,055,325
Britannia Industries Ltd. 81,520 4,244,450
Colgate-Palmolive India Ltd. 95,118 1,766,345
Common Stocks (continued)
Issuer Shares Value ($)
Dabur India Ltd. 406,928 2,761,631
Godrej Consumer Products Ltd.
(a)
249,386 2,634,786
Hindustan Unilever Ltd. 124,549 3,855,629
ITC Ltd. 1,103,684 4,423,141
Marico Ltd. 373,941 2,304,531
Nestle India Ltd. 15,055 3,567,851
Procter & Gamble Hygiene & Health Care
Ltd. 6,761 1,187,931
United Breweries Ltd. 45,947 944,044
United Spirits Ltd.
(a)
209,750 2,224,901
Total 32,970,565
Total Common Stocks
(Cost: $ 52,118,255 ) 72,891,143
Money Market Funds - 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 3.932%
(c)
163,010 163,010
Total Money Market Funds
(Cost: $163,010) 163,010
Total Investments in Securities
(Cost: $52,281,265) 73,054,153
Other Assets & Liabilities, Net (2,653,857)
Net Assets 70,400,296
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2022, the total value of these securities amounted to $3,649,288, which represents 5.18% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_N01_(02/23)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.